FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	£ 26,369
At 1 January, derivative liabilities	(25,779)
Exchange and other adjustments	(17)	£ 12	£ 8
At 31 December, derivative assets	29,613	26,369
At 31 December, derivative liabilities	(27,313)	(25,779)
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	863
At 1 January, derivative liabilities	(1,367)
Exchange and other adjustments	(17)
Transfers into the level 3 portfolio	41
At 31 December, derivative assets	981	863
At 31 December, derivative liabilities	(1,374)	(1,367)
Level 3 | Derivative assets
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	863	927
Exchange and other adjustments	16	(27)
Losses (gains) recognised in the income statement within other income	84	81
Purchases (additions)	61	4
(Sales) redemptions	(85)	(19)
Transfers into the level 3 portfolio		415
Transfers out of the level 3 portfolio	1	(518)
At 31 December, derivative assets	981	863	927
Gains recognised in the income statement, within other income, relating to change in fair value of those liabilities held at 31 December	(84)	(81)
Level 3 | Derivative assets | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	(99)	14
Gains recognised in the income statement, within other income, relating to change in fair value of those liabilities held at 31 December	99	(14)
Level 3 | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities	(1,367)	(716)
Exchange and other adjustments		4
Losses (gains) recognised in the income statement within other income	(112)	(75)
Purchases (additions)	(6)	(4)
(Sales) redemptions	19	47
Transfers into the level 3 portfolio	(51)	(959)
Transfers out of the level 3 portfolio	160	336
At 31 December, derivative liabilities		(1,367)	£ (716)
Gains (losses) recognised in the income statement, within other income, relating to change in fair value of those assets held at 31 December	112	75
Level 3 | Derivative liabilities | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	(131)	18
Gains (losses) recognised in the income statement, within other income, relating to change in fair value of those assets held at 31 December	£ 131	£ (18)